UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

ALLIANCEBERNSTEIN SMALL/MID CAP

GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2013

Date of reporting period: October 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small/Mid Cap Growth Fund

Portfolio of Investments

October 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 97.1%
Producer Durables – 24.3%
Aerospace – 1.2%
TransDigm Group, Inc.	86,570	$11,531,990

Back Office Support, HR & Consulting – 4.5%
Advisory Board Co. (The)(a)	236,221	11,220,498
CoStar Group, Inc.(a)	189,170	15,682,193
Robert Half International, Inc.	600,650	16,151,478

		43,054,169

Commercial Services: Rental & Leasing – 1.8%
United Rentals, Inc.(a)	415,260	16,884,472

Diversified Manufacturing Operations – 1.0%
Carlisle Cos., Inc.	163,520	9,083,536

International Trade & Diversified Logistics – 1.1%
MSC Industrial Direct Co., Inc. - Class A	142,790	10,652,134

Machinery: Industrial – 4.9%
Actuant Corp. - Class A	398,600	11,256,464
Chart Industries, Inc.(a)	73,019	5,169,015
Joy Global, Inc.	246,670	15,404,541
Middleby Corp.(a)	115,150	14,387,993

		46,218,013

Machinery: Tools – 1.3%
Lincoln Electric Holdings, Inc.	294,270	12,762,490

Railroads – 1.6%
Genesee & Wyoming, Inc. - Class A(a)(b)	215,795	15,638,664

Scientific Instruments: Control & Filter – 2.5%
IDEX Corp.	352,100	14,974,813
Robbins & Myers, Inc.	145,789	8,642,372

		23,617,185

Scientific Instruments: Electrical – 1.6%
AMETEK, Inc.	414,664	14,741,305

Shipping – 1.8%
Kirby Corp.(a)	296,122	17,021,092

Transportation Miscellaneous – 1.0%
Expeditors International of Washington, Inc.	253,520	9,281,367

		230,486,417

Consumer Discretionary – 22.4%
Advertising Agencies – 1.3%
National CineMedia, Inc.	770,710	11,915,177

Auto Parts – 1.9%
LKQ Corp.(a)	844,390	17,639,307

Diversified Retail – 0.3%
Dollar Tree, Inc.(a)	65,250	2,601,518

Company	Shares	U.S. $ Value
Education Services – 0.6%
K12, Inc.(a)(b)	279,610	$5,723,617

Hotel/Motel – 2.6%
Orient-Express Hotels Ltd. - Class A(a)	1,069,380	12,543,827
Wyndham Worldwide Corp.	230,410	11,612,664

		24,156,491

Household Furnishings – 1.4%
Select Comfort Corp.(a)	492,480	13,705,718

Radio & TV Broadcasters – 0.9%
Pandora Media, Inc.(a)(b)	1,034,310	8,677,861

Restaurants – 1.9%
Panera Bread Co. - Class A(a)	107,860	18,189,510

Specialty Retail – 10.6%
CarMax, Inc.(a)	303,321	10,237,084
Dick’s Sporting Goods, Inc.	341,310	17,065,500
Five Below, Inc.(a)	197,500	6,545,150
Francesca’s Holdings Corp.(a)(b)	476,791	14,079,638
Lumber Liquidators Holdings, Inc.(a)	168,160	9,386,691
Tractor Supply Co.	124,390	11,971,294
Ulta Salon Cosmetics & Fragrance, Inc.	180,870	16,679,832
Vitamin Shoppe, Inc.(a)	256,710	14,694,080

		100,659,269

Textiles, Apparel & Shoes – 0.9%
Tumi Holdings, Inc.(a)(b)	397,785	8,910,384

		212,178,852

Technology – 15.1%
Communications Technology – 0.8%
Ciena Corp.(a)	587,550	7,291,496

Computer Services, Software & Systems – 9.9%
ANSYS, Inc.(a)	126,730	8,982,622
Aspen Technology, Inc.(a)	521,391	12,920,069
Bazaarvoice, Inc.(a)(b)	597,587	7,625,210
Cadence Design Systems, Inc.(a)	1,374,870	17,405,854
Fortinet, Inc.(a)	474,719	9,195,307
MICROS Systems, Inc.(a)	234,956	10,664,653
SolarWinds, Inc.(a)	249,117	12,602,829
TIBCO Software, Inc.(a)	295,530	7,450,311
Workday, Inc.(a)(b)	141,145	6,845,533

		93,692,388

Production Technology Equipment – 1.9%
Teradyne, Inc.(a)	594,980	8,698,608
Veeco Instruments, Inc.(a)(b)	309,545	9,503,031

		18,201,639

Company	Shares	U.S. $ Value
Semiconductors & Component – 2.5%
Cirrus Logic, Inc.(a)	68,460	$2,790,430
Fairchild Semiconductor International, Inc.(a)	738,083	8,679,856
Mellanox Technologies Ltd.(a)(b)	69,050	5,314,778
Skyworks Solutions, Inc.(a)	300,800	7,038,720

		23,823,784

		143,009,307

Health Care – 14.1%
Biotechnology – 2.4%
Ariad Pharmaceuticals, Inc.(a)	285,583	6,154,314
Cubist Pharmaceuticals, Inc.(a)	103,491	4,439,764
Onyx Pharmaceuticals, Inc.(a)	151,170	11,845,681

		22,439,759

Health Care Management Services – 2.2%
AMERIGROUP Corp.(a)	146,988	13,425,884
WellCare Health Plans, Inc.(a)(b)	160,450	7,637,420

		21,063,304

Health Care Services – 3.6%
Catamaran Corp.(a)	331,922	15,653,441
HMS Holdings Corp.(a)	304,175	7,023,401
Mednax, Inc.(a)	161,273	11,124,612

		33,801,454

Medical & Dental Instruments & Supplies – 2.2%
Align Technology, Inc.(a)	57,010	1,515,326
HeartWare International, Inc.(a)(b)	109,690	9,211,766
Volcano Corp.(a)(b)	336,472	9,629,828

		20,356,920

Medical Equipment – 1.1%
Sirona Dental Systems, Inc.(a)	189,165	10,831,588

Pharmaceuticals – 2.6%
Akorn, Inc.(a)	681,195	8,181,152
BioMarin Pharmaceutical, Inc.(a)	172,230	6,379,399
Impax Laboratories, Inc.(a)	187,770	3,990,113
Jazz Pharmaceuticals PLC(a)	119,210	6,405,153

		24,955,817

		133,448,842

Financial Services – 9.7%
Asset Management & Custodian – 1.6%
Affiliated Managers Group, Inc.(a)	121,410	15,358,365

Banks: Diversified – 3.8%
Iberiabank Corp.	248,189	12,357,331
Signature Bank/New York NY(a)	211,230	15,048,025

Company	Shares	U.S. $ Value
SVB Financial Group(a)	149,353	$8,451,886

		35,857,242

Diversified Financial Services – 2.5%
Lazard Ltd. - Class A	349,860	10,306,875
Stifel Financial Corp.(a)	415,884	13,183,523

		23,490,398

Financial Data & Systems – 1.1%
Alliance Data Systems Corp.(a)	76,840	10,991,962

Real Estate – 0.7%
Realogy Holdings Corp.(a)	188,715	6,706,931

		92,404,898

Energy – 6.2%
Oil Well Equipment & Services – 3.2%
FMC Technologies, Inc.(a)	196,940	8,054,846
Oceaneering International, Inc.	207,010	10,832,833
Oil States International, Inc.(a)	159,179	11,635,985

		30,523,664

Oil: Crude Producers – 3.0%
Cabot Oil & Gas Corp.	241,760	11,357,885
Concho Resources, Inc.(a)	101,681	8,756,768
SM Energy Co.	155,533	8,386,339

		28,500,992

		59,024,656

Materials & Processing – 4.0%
Building Materials – 0.7%
Simpson Manufacturing Co., Inc.	230,131	7,009,790

Diversified Materials & Processing – 1.7%
Hexcel Corp.(a)	631,839	16,149,805

Metal Fabricating – 1.6%
Valmont Industries, Inc.	112,465	15,194,022

		38,353,617

Utilities – 1.3%
Utilities: Telecommunications – 1.3%
tw telecom, Inc.(a)	495,724	12,626,090

Total Common Stocks (cost $800,287,900)		921,532,679

SHORT-TERM INVESTMENTS – 2.3%
Investment Companies – 2.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15%(c) (cost $21,280,286)	21,280,286	21,280,286

	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned – 99.4% (cost $821,568,186)		$942,812,965

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED – 6.2%
Investment Companies – 6.2%
AllianceBernstein Exchange Reserves - Class I, 0.18%(c) (cost $58,812,854)	58,812,854	58,812,854

Total Investments – 105.6% (cost $880,381,040)(d)		1,001,625,819
Other assets less liabilities – (5.6)%		(52,861,619)

Net Assets – 100.0%		$948,764,200

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $144,868,634 and gross unrealized depreciation of investments was $(23,623,855), resulting in net unrealized appreciation of $121,244,779.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AllianceBernstein Small/Mid Cap Growth Fund

October 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$921,532,679	$—	$—	$921,532,679
Short-Term Investments	21,280,286	—	—	21,280,286
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	58,812,854	—	—	58,812,854

Total Investments in Securities	1,001,625,819	—	—	1,001,625,819
Other Financial Instruments**	—	—	—	—

Total^	$1,001,625,819	$—	$—	$1,001,625,819

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Small/Mid Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 21, 2012